Hussman Investment Trust
Shareholder Services
HUSSMAN	P.O. Box 46707
FUNDS	Cincinnati, OH 45246-0707

November 1, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:        Hussman Investment Trust
File No. 333-35342

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Hussman Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary and Chief Compliance Officer